Related Party Balance and Transactions (Details) - Schedule of Due to Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Mr. Haiping Hu [Member]
Due to related parties
Due to related parties		$ 903,789	$ 2,872
Mr. Chenming Qi [Member]
Due to related parties
Due to related parties		5,476	9,189
Ms. Jing Ji [Member]
Due to related parties
Due to related parties		19,543	19,923
Shanghai HuiYang Investment Co. [Member]
Due to related parties
Due to related parties	[1]	800,785	738,128
Haicheng Shenhe [Member]
Due to related parties
Due to related parties		451,871	50,395
Huatai Zhonghe [Member]
Due to related parties
Due to related parties		98,593
Zhuhai Investment [Member]
Due to related parties
Due to related parties	[2]	2,183,911	64,643
Others [Member]
Due to related parties
Due to related parties		197
Related Party [Member]
Due to related parties
Due to related parties		$ 4,464,165	$ 885,150

[1]	The balance as of December 31, 2023 mainly represented the loans from Shanghai HuiYang Investment Co., with the annual interest rate of 4.35% and was initially due on August 13, 2023 and extended to December 31, 2024.
[2]	The balance as of December 31, 2023 represented the loans from Zhuhai Investment, with the annual interest rate of 8% and was initially due on December 31, 2023 and extended to December 31, 2024.